FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) $ in Thousands	Aug. 31, 2018 USD ($)
Currency risk [Member]
Statement [Line Items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 6,800
Interest rate risk [Member]
Statement [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Value at risk	$ 4